SCHEDULE OF OPERATING LEASE LIABILITY TO ROU ASSET (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023	Aug. 01, 2022	Jun. 07, 2022
Property, Plant and Equipment [Line Items]
Lease liabilities related to auto lease right of use asset	$ 79,804	$ 98,708	$ 9,835			$ 156,963
Less: current portion of lease liabilities	(54,599)	(63,115)		$ (68,522)
Lease liabilities – long-term	$ 25,205	$ 35,592		$ 91,112
Weighted average remaining lease term - operating leases	1 year 3 months 25 days	1 year 6 months 25 days		2 years 4 months 13 days
Weighted average discount rate – operating leases	4.60%	4.60%	7.50%	4.50%	3.75%	6.00%
Office [Member]
Property, Plant and Equipment [Line Items]
Lease liabilities related to auto lease right of use asset	$ 72,962	$ 91,113		$ 159,634
Auto [Member]
Property, Plant and Equipment [Line Items]
Lease liabilities related to auto lease right of use asset	$ 6,842	$ 7,595